Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.99%
Communication Services - 4.11%
AMC Networks, Inc.,
Class A* 299,300 $ 2,059,184
Bumble, Inc., Class A*+ 480,000 2,083,200
iHeartMedia, Inc.,
Class A* 446,476 736,685
Marcus Corp. (The) 89,156 1,488,014
TEGNA, Inc. 251,000 4,573,220
Telephone and Data
Systems, Inc. 52,900 2,049,346
Vimeo, Inc.* 500,000 2,630,000
15,619,649
Consumer Discretionary - 10.10%
Academy Sports &
Outdoors, Inc. 57,097 2,604,194
American Axle &
Manufacturing
Holdings, Inc.* 408,100 1,660,967
Ethan Allen Interiors, Inc. 155,300 4,301,810
Genesco, Inc.* 68,471 1,453,639
G-III Apparel Group,
Ltd.* 171,000 4,676,850
Group 1 Automotive, Inc. 10,700 4,086,865
Hovnanian Enterprises,
Inc., Class A* 20,600 2,157,026
La-Z-Boy, Inc. 54,687 2,137,715
M/I Homes, Inc.* 33,500 3,825,030
ODP Corp. (The)* 77,912 1,116,479
Perdoceo Education
Corp. 115,338 2,904,211
Phinia, Inc. 12,000 509,160
Sally Beauty Holdings,
Inc.* 395,000 3,566,850
Signet Jewelers, Ltd. 40,000 2,322,400
Taylor Morrison Home
Corp.* 17,200 1,032,688
38,355,884
Consumer Staples - 5.54%
Cal-Maine Foods, Inc. 51,400 4,672,260
Central Garden & Pet
Co., Class A* 134,300 4,395,639
Dole PLC 161,600 2,335,120
Ingles Markets, Inc.,
Class A 33,100 2,155,803
SpartanNash Co. 189,500 3,839,270
United Natural Foods,
Inc.* 132,856 3,638,926
21,037,018
Industry Company Shares Value
Energy - 3.50%
Amplify Energy Corp.* 645,100 $ 2,412,674
Gulfport Energy Corp.* 10,450 1,924,263
Liberty Energy, Inc. 261,400 4,137,962
Teekay Corp., Ltd. 473,427 3,110,415
VAALCO Energy, Inc.+ 203,600 765,536
Vital Energy, Inc.* 44,900 952,778
13,303,628
Financials - 34.30%
1st Source Corp. 51,000 3,050,310
Amalgamated Financial
Corp. 78,000 2,242,500
Ameris Bancorp 28,000 1,611,960
Associated Banc-Corp. 139,588 3,144,918
Axos Financial, Inc.* 79,800 5,148,696
BancFirst Corp. 17,000 1,867,790
Banco Latinoamericano
de Comercio Exterior
SA, Class E 47,400 1,734,840
Bank of NT Butterfield &
Son, Ltd. (The) 63,900 2,486,988
Banner Corp. 51,000 3,252,270
Bread Financial
Holdings, Inc. 60,200 3,014,816
Byline Bancorp, Inc. 166,200 4,347,792
Cathay General Bancorp 54,000 2,323,620
City Holding Co. 36,200 4,252,414
Coastal Financial Corp.* 44,000 3,978,040
Employers Holdings, Inc. 30,000 1,519,200
Enact Holdings, Inc. 25,000 868,750
Encore Capital Group,
Inc.*+ 28,900 990,692
Enova International, Inc.* 42,700 4,123,112
FB Financial Corp. 82,100 3,806,156
First BanCorp 143,600 2,752,812
First Bancshares, Inc.
(The) 67,200 2,272,032
First Financial Bancorp 117,900 2,945,142
Fulton Financial Corp. 221,700 4,010,553
Hancock Whitney Corp. 68,800 3,608,560
Hanmi Financial Corp. 175,200 3,970,032
Heritage Insurance
Holdings, Inc.* 61,664 889,195
Hope Bancorp, Inc. 76,700 803,049
International Bancshares
Corp. 17,000 1,072,020
Jackson Financial, Inc.,
Class A 49,192 4,121,306
Live Oak Bancshares,
Inc.+ 90,551 2,414,090
Mercury General Corp. 28,000 1,565,200

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
MVB Financial Corp. 69,500 $ 1,203,740
NMI Holdings, Inc.* 45,000 1,622,250
OFG Bancorp 43,300 1,732,866
Old Second Bancorp,
Inc. 156,900 2,610,816
Pathward Financial, Inc. 60,300 4,398,885
Peoples Bancorp, Inc. 26,600 788,956
Preferred Bank 10,000 836,600
PROG Holdings, Inc. 120,447 3,203,890
QCR Holdings, Inc. 43,500 3,102,420
Stellar Bancorp, Inc. 93,640 2,590,082
Stewart Information
Services Corp. 29,100 2,076,285
StoneX Group, Inc.* 67,042 5,120,668
TriCo Bancshares 36,800 1,470,896
UMB Financial Corp. 27,500 2,780,250
United Bankshares, Inc. 42,146 1,461,202
Virtus Investment
Partners, Inc. 19,500 3,361,020
Waterstone Financial,
Inc. 242,900 3,267,005
WSFS Financial Corp. 86,059 4,463,880
130,280,566
Health Care - 5.54%
HealthStream, Inc. 88,704 2,854,495
Innoviva, Inc.* 60,000 1,087,800
Inogen, Inc.* 211,779 1,509,984
OraSure Technologies,
Inc.* 534,000 1,799,580
Pacira BioSciences,
Inc.*+ 55,000 1,366,750
Phibro Animal Health
Corp., Class A 82,593 1,764,187
Prestige Consumer
Healthcare, Inc.* 61,600 5,295,752
Supernus
Pharmaceuticals, Inc.* 60,000 1,965,000
Veracyte, Inc.* 115,200 3,415,680
21,059,228
Industrials - 15.60%
Apogee Enterprises, Inc. 70,406 3,261,910
BlueLinx Holdings, Inc.* 48,857 3,663,298
Boise Cascade Co. 42,900 4,208,061
BrightView Holdings,
Inc.* 117,000 1,502,280
Costamare, Inc. 265,827 2,615,738
EnerSys 38,100 3,489,198
Ennis, Inc. 45,000 904,050
Industry Company Shares Value
Industrials (continued)
ESCO Technologies,
Inc. 21,750 $ 3,460,860
GMS, Inc.*+ 57,515 4,208,372
Greenbrier Cos., Inc.
(The) 81,700 4,184,674
Heidrick & Struggles
International, Inc. 87,018 3,726,981
IBEX Holdings, Ltd.* 132,576 3,228,226
Interface, Inc. 171,166 3,395,933
Korn Ferry 56,892 3,858,984
Matson, Inc. 43,800 5,613,846
SkyWest, Inc.* 49,300 4,307,341
Steelcase, Inc., Class A 110,000 1,205,600
Sun Country Airlines
Holdings, Inc.* 195,600 2,409,792
59,245,144
Information Technology - 6.72%
Amkor Technology, Inc. 52,500 948,150
Bel Fuse, Inc., Class B 25,000 1,871,500
Consensus Cloud
Solutions, Inc.* 76,723 1,770,767
Daktronics, Inc.*+ 250,000 3,045,000
Digi International, Inc.* 115,200 3,206,016
LiveRamp Holdings, Inc.* 39,700 1,037,758
NETGEAR, Inc.* 145,400 3,556,484
NetScout Systems, Inc.* 202,300 4,250,323
Ribbon Communications,
Inc.* 156,000 611,520
ScanSource, Inc.* 108,600 3,693,486
Verint Systems, Inc.* 85,000 1,517,250
25,508,254
Materials - 4.74%
Innospec, Inc. 40,000 3,790,000
Koppers Holdings, Inc. 32,800 918,400
Rayonier Advanced
Materials, Inc.* 443,603 2,550,717
Ryerson Holding Corp.+ 107,696 2,472,700
SunCoke Energy, Inc. 485,800 4,469,360
Sylvamo Corp. 57,000 3,822,990
18,024,167
Real Estate - 7.53%
American Assets Trust,
Inc. 87,000 1,752,180
CBL & Associates
Properties, Inc. 85,072 2,261,214
Douglas Emmett, Inc. 103,000 1,648,000

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate (continued)
Essential Properties
Realty Trust, Inc.+ 173,900 $ 5,676,096
Four Corners Property
Trust, Inc.+ 183,000 5,252,100
Getty Realty Corp. 149,900 4,673,882
Innovative Industrial
Properties, Inc. 32,200 1,741,698
LTC Properties, Inc. 65,000 2,304,250
Newmark Group, Inc.,
Class A 162,557 1,978,318
Summit Hotel Properties,
Inc. 243,000 1,314,630
28,602,368
Utilities - 2.31%
MGE Energy, Inc. 42,800 3,978,688
Otter Tail Corp. 34,800 2,796,876
Portland General
Electric Co. 45,000 2,007,000
8,782,564
TOTAL COMMON STOCKS - 99.99% 379,818,470
(Cost $385,161,806)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.05%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.23% 196,865
196,865
TOTAL MONEY MARKET FUND - 0.05% 196,865
(Cost $196,865)
TOTAL INVESTMENTS
-
100.04%
$ 380,015,335
(Cost $385,358,671)
Liabilities in Excess of Other Assets - (0.04%) (166,674)
NET ASSETS - 100.00% $ 379,848,661
* Non-income producing security.
^ Rate disclosed as of March 31, 2025.
+ This security or a portion of the security is out on loan at
March 31, 2025. Total loaned securities had a value of
$10,304,300, which included loaned securities with a value of
$178,565 that have been sold and are pending settlement as of
March 31, 2025. The total market value of loaned securities
excluding these pending sales is $10,125,735.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 379,818,470 $ – $ – $ 379,818,470
Money Market
Fund 196,865 – – 196,865
TOTAL
$380,015,335 $– $– $380,015,335
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.